Receipts in Advance and Deferred Revenue	12 Months Ended
Dec. 31, 2014
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in Advance and Deferred Revenue	16. RECEIPTS IN ADVANCE AND DEFERRED REVENUE

	As of December 31, (in thousands)
	2013	2014
Receipts in advance	$13,142	$18,198
Deferred revenue	30,700	20,980

Total	$43,842	$39,178